Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share [Abstract]
Loss per share
13.	Loss per share

Basic earnings per share was calculated by dividing profit attributable to common shares by the sum of the weighted average number of common shares outstanding during the period, plus vested LTIP awards. Diluted earnings per share was calculated using the basic calculation described above and adjusting for the potentially dilutive effect of total number of additional common shares that would have been issued by the Company on unvested LTIP awards and the redemption of warrants.

The following details the earnings per share, basic and diluted, calculations for the years ended December 31, 2022 and 2021:

For the year ended December 31	2022	2021
Net loss attributable to common shareholders	$(242,813)	$(72,711)
Number of common shares outstanding on January 1	169,590,061	97,245,223

Weighted average number of common shares issued	18,179,510	40,318,936
Basic number of common shares	187,769,571	137,564,159
Dilutive effect of unvested LTIP awards(i)	–	–
Diluted number of common shares issued	187,769,571	137,564,159

Earnings per share:
Basic	$(1.29)	$(0.54)
Diluted	$(1.29)	$(0.54)

(i)	Unvested LTIP awards were excluded from the diluted shares calculation due to their anti-dilutive effect for the years ended December 31, 2022, and December 31, 2021.